U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                        Read instructions at end of Form
                          before preparing Form. Please
                                 print or type.


1.   Name and address of issuer:

              OCC Distributors
              Two World Financial Center
              225 Liberty Street
              New York, New York  10281

2.   Name of each series or class of funds for which this notice is filed:

          Qualified Unit Investment Liquid Trust Series ("QUILTS"), Equity Strategic Ten, Series 1 and Equity Strategic Five, Series 1

3.   Investment Company Act File Number: 811-7442

     Securities Act File Number: 333-00155

4.   Last day of fiscal year for which this notice is filed: February 20, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                            /   /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                 Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                 None


C/M:  11205.0005 479150.1

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                 None

9.   Number and aggregate sale price of securities sold during the fiscal year:

     1,723,787 Units                    $1,736,569

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     1,723,787 Units                    $1,736,569

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                 Not Applicable

12.  Calculation of registration fee:


(i)      Aggregate sale price of securities sold during the fiscal year in
         reliance on rule 24f-2 (from Item 10):                               $1,736,569.
                                                                            -----------------------------
(ii)     Aggregate price of shares issued in connection with dividend
         reinvestment plans (from Item 11, if applicable):                    +
                                                                            -----------------------------
(iii)    Aggregate price of shares redeemed or repurchased during the
         fiscal year (if applicable):                                         -   872,126.
                                                                            -----------------------------
(iv)     Aggregate price of shares redeemed or repurchased and
         previously applied as a reduction to filing fees pursuant to
         rule 24e-2 (if applicable):                                          +
                                                                            -----------------------------
(v)      Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii),
         less line (iii), plus line (iv)] (if applicable):                        864,443.
                                                                            -----------------------------
(vi)     Multiplier prescribed by Section 6(b) of the Securities Act of
         1933 or other applicable law or regulation (see instruction C.6):    x                  1/3300
                                                                            -----------------------------
(vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:              $       285.27
                                                                            -----------------------------

      Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.




C/M:  11205.0005 479150.1

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                       / X /



     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                         April 18, 1997

     Exhibit: Opinion of Messrs. Battle Fowler LLP

                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                   OCC DISTRIBUTORS
                                   (Issuer)


                                   By:      OPPENHEIMER FINANCIAL
                                            CORP., as Managing Partner of the
                                            Issuer


By (Signature and Title)*     /s/ SUSAN A. MURPHY
                              ------------------------------------------------
                              Susan A. Murphy, Authorized Signatory

Date: April 18, 1997


 * Please print the name and title of the signing officer below the signature.

C/M:  11205.0005 479150.1